Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 757	$ 30
Accounts receivable (Note 9)	722	701
Due from related parties (Note 29)	326	415
Other current assets (Note 10)	184	122
Total current assets	1,989	1,268
Property, plant and equipment (Note 11)	22,631	21,501
Other long-term assets:
Regulatory assets (Note 13)	4,571	2,676
Deferred income tax assets	124	748
Intangible assets (Note 12)	514	456
Goodwill (Note 4)	373	325
Other assets (Note 14)	92	87
Total other long-term assets	5,674	4,292
Total assets	30,294	27,061
Current liabilities:
Short-term notes payable (Note 17)	800	1,143
Long-term debt payable within one year (includes $303 measured at fair value; 2019 - $nil) (Notes 17, 18)	806	653
Accounts payable and other current liabilities (Note 15)	1,044	989
Due to related parties (Note 29)	329	302
Total current liabilities	2,979	3,087
Long-term liabilities:
Long-term debt (includes $nil measured at fair value; 2019 - $351) (Notes 17, 18)	12,726	10,822
Regulatory liabilities (Note 13)	231	167
Deferred income tax liabilities (Note 7)	56	61
Other long-term liabilities (Note 16)	3,674	3,055
Total long-term liabilities	16,687	14,105
Total liabilities	19,666	17,192
Contingencies and Commitments (Notes 31, 32)
Subsequent Events (Note 34)
Noncontrolling interest subject to redemption (Note 28)	22	20
Equity
Common shares (Note 24)	5,678	5,661
Preferred shares (Note 24)	0	418
Additional paid-in capital (Note 27)	47	49
Retained earnings	4,838	3,667
Accumulated other comprehensive loss	(29)	(5)
Hydro One shareholders’ equity	10,534	9,790
Noncontrolling interest (Note 28)	72	59
Total equity	10,606	9,849
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 30,294	$ 27,061